Fair Value Measurements - Schedule of Carrying Values and Fair Values of Company's Outstanding Debt, Film Related Obligations, and Interest Rate Swaps (Details) - USD ($) $ in Millions	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Carrying Value | Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	$ 1,239.4	$ 1,286.2
Level 2 | Fair Value | Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	1,244.8	1,292.2
Term Loan A
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		396.6	$ 424.2
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		397.3	415.4
Term Loan B
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		816.9	827.2
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		818.1	817.1
Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		1,286.2	1,346.1
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		1,292.2	1,349.9
IP Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		107.6	140.8
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		109.9	143.8
5.5% Senior Notes
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value	698.2	696.6
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	581.4	536.2
Programming Notes
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value	67.9	0.0
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	67.9	0.0
Intercompany Revolver | Carrying Value | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	80.4	0.0
Intercompany Revolver | Level 2 | Fair Value | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	80.4	0.0
LGTV Revolver | Carrying Value | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	417.6	569.9
LGTV Revolver | Level 2 | Fair Value | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	421.5	575.0
LGTV Term Loan A | Carrying Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	312.9	396.6
LGTV Term Loan A | Level 2 | Fair Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	312.9	397.3
LGTV Term Loan B | Carrying Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	249.7	816.9
LGTV Term Loan B | Level 2 | Fair Value | Term Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	249.7	818.1
eOne IP Credit Facility | Carrying Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	334.0	0.0
eOne IP Credit Facility | Level 2 | Fair Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	340.0	0.0
LG IP Credit Facility | Carrying Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	447.9	0.0
LG IP Credit Facility | Level 2 | Fair Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	455.0	0.0
Production Tax Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		258.7	229.4
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		260.0	231.8
Production Tax Credit Facility | Carrying Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	259.6	258.7
Production Tax Credit Facility | Level 2 | Fair Value | Line of Credit
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Line of credit facility, fair value disclosure	260.0	260.0
Backlog Facility and Other
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		285.4	223.7
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		287.3	226.0
Backlog Facility and Other | Carrying Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	271.9	285.4
Backlog Facility and Other | Level 2 | Fair Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	273.2	287.3
Film Library Facility | Carrying Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	92.3	107.6
Film Library Facility | Level 2 | Fair Value | Secured Debt
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	$ 94.2	109.9
Starz Business of Lions Gate Entertainment Corp | 5.5% Senior Notes | Fair Value, Recurring | Level 2
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		696.6	776.0
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		536.2	510.0
Starz Business of Lions Gate Entertainment Corp | Programming Notes | Fair Value, Recurring | Level 2
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value		0.0	83.6
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure		$ 0.0	$ 83.6